SUBSEQUENT EVENTS	9 Months Ended
Sep. 30, 2012
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

In August 2012, the Company agreed with Ship Finance to terminate the long term charter party for the OBO carrier Front Climber and Ship Finance simultaneously sold the vessel. The charter party terminated on October 15, 2012. The Company made a compensation payment to Ship Finance of $0.6 million for the early termination of the charter. The Company recorded an impairment loss of $4.2 million in the second quarter of 2012.

In October 2012, the Company agreed with Ship Finance to terminate the long term charter party for the OBO carrier Front Driver and Ship Finance simultaneously sold the vessel. The charter party terminated in late November 2012. The Company will make a compensation payment to Ship Finance of $0.5 million for the early termination of the charter. The Company recorded an impairment loss of $4.0 million in the second quarter of 2012.

At the end of November 2012, the Ticen Ocean (now renamed Front Lady) was delivered to the buyer by Ship Finance and the Company's charter party for the vessel was terminated.